Revenue	12 Months Ended
Aug. 31, 2022
Revenue [Abstract]
REVENUE
17.	REVENUE

Continuing operations

The Group provides domestic kindergartens education program and international education program oversea. Overseas business includes arts programs, language programs and university foundation programs. The Group’s revenue includes tuition income from education programs, meal income, boarding income, commission income, study-abroad and career consulting service income, camp service and other education services related revenue. Revenue for the years ended August 31, 2020, 2021 and 2022 were primarily generated in the PRC, Hong Kong, Canada, the UK and US. Please refer to Note 24 for disaggregation of revenue by geographical areas. The Group recognized majority of its revenue over time and have insignificant amount of revenue recognized at a point in time.

(a)	Disaggregation of revenue

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Tuition income from education programs	526,397	343,468	405,990
Tuition income from complementary training institutes	137,083	229,011	286,891
Meal income	143,475	259,190	358,643
Boarding income	187,672	88,600	145,077
Commission income	142,856	119,565	148,154
Consulting service income	160,469	113,426	125,365
Operation service income	-	-	59,702
Other revenues	182,235	254,878	187,915
Less: sales tax	3,840	6,358	3,772
Total	1,476,347	1,401,780	1,713,965

(b)	Contract balances

	As of August 31,
	2021	2022
	RMB	RMB
Accounts receivable, net of allowance	41,723	18,084
Contract liabilities - Current	425,954	516,731
Non-current contract liabilities	1,421	2,203
Refund liabilities	32,362	20,517

Contract liabilities principally relate to customer advances received prior to performance of services. Substantially all contract liabilities at the beginning of the year ended August 31, 2022 were recognized as revenue during the year ended August 31, 2022 and substantial all contract liabilities as of August 31, 2022 are expected to be realized in the following year.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liabilities estimates are based on historical refund ratio on a portfolio basis using the expected value method.